ALLIANCE
                             ----------------------
                                VARIABLE PRODUCTS
                             ----------------------
                                   SERIES FUND
                             ----------------------
                             CONSERVATIVE INVESTORS
                             ----------------------
                                    PORTFOLIO
                             ----------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2000

                                   (UNAUDITED)

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

CONSERVATIVE INVESTORS PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2000 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

------------------------------------------------------------------------------------------
COMPANY                                               U.S. $ VALUE   PERCENT OF NET ASSETS
------------------------------------------------------------------------------------------
U.S. Treasury Notes                                    $ 9,308,968           32.7%
------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.75%, 6/15/01         6,531,624           22.9
------------------------------------------------------------------------------------------
U.S. Treasury Bond, 5.50%, 8/15/28                       5,319,702           18.7
------------------------------------------------------------------------------------------
BP Amoco Plc                                               216,803            0.8
------------------------------------------------------------------------------------------
Citigroup, Inc.                                            204,850            0.7
------------------------------------------------------------------------------------------
American International Group, Inc.                         204,098            0.7
------------------------------------------------------------------------------------------
Nortel Networks Corp.                                      191,100            0.7
------------------------------------------------------------------------------------------
Pfizer, Inc.                                               184,800            0.6
------------------------------------------------------------------------------------------
Intel Corp.                                                173,794            0.6
------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                        171,619            0.6
------------------------------------------------------------------------------------------
                                                       $22,507,358           79.0%
------------------------------------------------------------------------------------------

CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-21.8%
UNITED STATES
   INVESTMENTS-14.8%
TECHNOLOGY-3.3%
COMMUNICATIONS
   EQUIPMENT-0.4%
Lucent Technologies, Inc. ..................             1,700       $   100,725
                                                                     -----------
COMPUTER
   HARDWARE-0.9%
Dell Computer Corp. (a) ....................             2,700           133,144
Hewlett-Packard Co. ........................             1,100           137,362
                                                                     -----------
                                                                         270,506
                                                                     -----------
COMPUTER
   SOFTWARE-0.4%
Microsoft Corp. (a) ........................             1,400           112,000
                                                                     -----------
NETWORKING
   SOFTWARE-0.6%
Cisco Systems, Inc. (a) ....................             2,700           171,619
                                                                     -----------
SEMI-CONDUCTOR
   COMPONENTS-0.9%
Applied Materials, Inc. (a) ................               900            81,562
Intel Corp. ................................             1,300           173,794
                                                                     -----------
                                                                         255,356
                                                                     -----------
MISCELLANEOUS-0.1%
Agilent Technologies, Inc. (a) .............               419            30,901
                                                                     -----------
                                                                         941,107
                                                                     -----------
FINANCE-2.1%
BANKING - REGIONAL-0.4%
BankAmerica Corp. ..........................             2,399           103,157
                                                                     -----------
INSURANCE-0.7%
American International
   Group, Inc. .............................             1,737           204,098
                                                                     -----------
MISCELLANEOUS-1.0%
Citigroup, Inc. ............................             3,400           204,850
MBNA Corp. .................................             3,300            89,512
                                                                     -----------
                                                                         294,362
                                                                     -----------
                                                                         601,617
                                                                     -----------
CONSUMER SERVICES-2.0%
BROADCASTING &
   CABLE-0.3%
AT&T Corp. - Liberty Media
   Group Series A (a) ......................             3,700            89,725
                                                                     -----------
RETAIL - GENERAL
   MERCHANDISE-1.7%
Circuit City Stores-Circuit
   City Group ..............................             4,300           142,706
Home Depot, Inc. ...........................             2,150           107,366
Target Corp. ...............................             1,800           104,400
Wal-Mart Stores, Inc. ......................             2,200           126,775
                                                                     -----------
                                                                         481,247
                                                                     -----------
                                                                         570,972
                                                                     -----------
ENERGY-1.8%
DOMESTIC
   INTEGRATED-0.3%
Kerr-McGee Corp. ...........................             1,400            82,513
                                                                     -----------
INTERNATIONAL-0.6%
Chevron Corp. ..............................             1,100            93,294
Exxon Mobil Corp. ..........................             1,200            94,200
                                                                     -----------
                                                                         187,494
                                                                     -----------
OIL SERVICE-0.9%
Halliburton Co. ............................             2,600           122,687
Noble Drilling Corp. (a) ...................             3,200           131,800
                                                                     -----------
                                                                         254,487
                                                                     -----------
                                                                         524,494
                                                                     -----------
HEALTH CARE-1.2%
DRUGS-1.2%
Pfizer, Inc. ...............................             3,850           184,800
Schering-Plough Corp. ......................             2,900           146,450
                                                                     -----------
                                                                         331,250
                                                                     -----------
BASIC INDUSTRY-0.9%
CHEMICALS-0.3%
Union Carbide Corp. ........................             2,000            99,000
                                                                     -----------
MINING & METALS-0.4%
Alcoa, Inc. ................................             3,600           104,400
                                                                     -----------
PAPER & FOREST
   PRODUCTS-0.2%
International Paper Co. ....................             1,900            56,644
                                                                     -----------
                                                                         260,044
                                                                     -----------
CONSUMER STAPLES-0.8%
RETAIL - FOOD & DRUG-0.4%
Kroger Co. (a) .............................             4,700           103,694
                                                                     -----------
TOBACCO-0.4%
Philip Morris Companies,
   Inc. ....................................             4,300           114,218
                                                                     -----------
                                                                         217,912
                                                                     -----------
CONSUMER
   MANUFACTURING-0.8%
AUTO & RELATED-0.4%
Harley-Davidson, Inc. ......................             3,100           119,350
                                                                     -----------
MISCELLANEOUS-0.4%
Honeywell International, Inc. ..............             2,800            94,325
                                                                     -----------
                                                                         213,675
                                                                     -----------
UTILITIES-0.6%
TELEPHONE-0.6%
AT&T Corp. .................................             1,300            41,112
WorldCom, Inc. (a) .........................             2,800           128,450
                                                                     -----------
                                                                         169,562
                                                                     -----------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
MULTI INDUSTRY
   COMPANY-0.5%
Minnesota Mining &
   Manufacturing Co. .......................             1,800       $   148,500
                                                                     -----------
AEROSPACE &
   DEFENSE-0.5%
AEROSPACE-0.5%
United Technologies Corp. ..................             2,300           135,413
                                                                     -----------
CAPITAL GOODS-0.3%
MACHINERY-0.3%
Caterpillar, Inc. ..........................             2,600            88,075
                                                                     -----------
Total United States Investments
   (cost $4,026,606) .......................                           4,202,621
                                                                     -----------
FOREIGN
   INVESTMENTS-7.0%
CANADA-0.7%
Nortel Networks Corp. ......................             2,800           191,100
                                                                     -----------
CHINA-0.2%
China Mobile (Hong Kong),
   Ltd. (a) ................................             5,300            46,742
                                                                     -----------
FINLAND-0.3%
Nokia AB Corp. (b) .........................             1,600            81,646
                                                                     -----------
FRANCE-1.1%
Alcatel (a)(b) .............................               500            32,794
Banque Nationale de Paris (b) ..............               760            73,138
Carrefour, SA (b) ..........................               300            20,507
Castorama Dubois
   Investissement, SA (b) ..................               160            39,563
France Telecom, SA (b) .....................               170            23,760
Sanofi Synthelabo, SA (b) ..................               610            29,060
STMicroelectronics NV (b) ..................             1,070            67,421
Total Fina Elf (b) .........................               210            32,198
                                                                     -----------
                                                                         318,441
                                                                     -----------
HONG KONG-0.0%
Culturecom Holdings, Ltd. (a) ..............            61,000             8,842
Sunevision Holdings, Ltd. (a) ..............             1,000               815
                                                                     -----------
                                                                           9,657
                                                                     -----------
IRELAND-0.1%
CRH Plc ....................................             1,800            32,565
                                                                     -----------
JAPAN-1.3%
Advantest Corp. (b) ........................               100            22,289
Bank of Fukuoka, Ltd. (b) ..................             3,000            20,414
Banyu Pharmaceutical Co.,
   Ltd. (b) ................................             2,000            48,914
Canon, Inc. (b) ............................             1,000            49,762
DDI Corp. (b) ..............................                 1             9,613
Fast Retailing Co., Ltd. (b) ...............               100            41,845
Kao Corp. (b) ..............................             1,000            30,536
Kawasaki Steel Corp. (b) ...................            14,000            20,056
NTT Docomo, Inc. (b) .......................                 1            27,049
Omron Corp. (b) ............................             1,000            27,143
Sankyo Co., Ltd. (b) .......................               300            13,147
Santen Pharmaceutical Co.,
   Ltd. (b) ................................             1,000            24,127
Shohkoh Fund & Co., Ltd. (b) ...............                50            11,262
Sumitomo Trust & Banking
   Co., Ltd. (b) ...........................             5,000            35,578
                                                                     -----------
                                                                         381,735
                                                                     -----------
KOREA-0.3%
Samsung Electronics
   (GDR) (c) ...............................               390            76,440
                                                                     -----------
NETHERLANDS-0.5%
Akzo Nobel NV (b) ..........................               400            16,993
Completel Europe NV (a)(b)  ................               395             4,902
ING Groep NV (b) ...........................               940            63,537
Koninklijke (Royal) Philips
   Elecronics NV (b) .......................             1,100            51,879
Libertel NV (a)(b) .........................               500             7,614
                                                                     -----------
                                                                         144,925
                                                                     -----------
SPAIN-0.1%
Repsol, SA (b) .............................               900            17,915
Telefonica, SA (a)(b) ......................             1,000            21,481
                                                                     -----------
                                                                          39,396
                                                                     -----------
SWEDEN-0.2%
Securitas AB Series B ......................             1,300            27,562
Telefonaktiebolaget LM
   Ericsson AB Series B (a) ................             2,100            41,548
                                                                     -----------
                                                                          69,110
                                                                     -----------
SWITZERLAND-0.2%
ABB, Ltd. (a) ..............................               397            47,517
                                                                     -----------
UNITED KINGDOM-2.0%
BAE Systems Plc (b) ........................             3,424            21,345
Bank of Scotland (b) .......................             4,574            43,498
Billiton Plc (b) ...........................             4,100            16,688
BP Amoco Plc (b) ...........................            22,600           216,803
British Sky Broadcasting
   Group Plc (b) ...........................               450             8,797
CGNU Plc (b) ...............................             4,700            78,227
HSBC Holdings Plc (b) ......................                42               480
Invensys Plc (b) ...........................                20                75
Reuters Group Plc (b) ......................             1,350            23,021
Rio Tinto Plc (b) ..........................             1,000            16,342
Royal Bank of Scotland
   Group Plc (b) ...........................             1,091            18,258
Slough Estates Plc (b) .....................             4,400            24,318
SmithKline Beecham Plc (b)  ................             2,800            36,647
Standard Chartered Plc (b)  ................                44               548
Vodafone AirTouch Plc (b) ..................            14,335            57,913
                                                                     -----------
                                                                         562,960
                                                                     -----------
Total Foreign Investments
   (cost $1,730,186) .......................                           2,002,234
                                                                     -----------
Total Common Stocks
   (cost $5,756,792) .......................                           6,204,855
                                                                     -----------

CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                                   Principal
                                                    Amount
                                                     (000)          U.S. $ Value
--------------------------------------------------------------------------------
DEBT OBLIGATIONS-74.2%
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS-74.2%
Federal Home Loan
   Mortgage Corp.
   5.75%, 6/15/01 ..........................       $   6,600         $ 6,531,624
U.S. Treasury Bond
   5.50%, 8/15/28 ..........................           5,800           5,319,702
U.S. Treasury Notes
   3.875%, 1/15/09 (d) .....................           1,775           1,747,461
   4.75%, 2/15/04 ..........................           3,800           3,612,964
   4.75%, 11/15/08 .........................           1,900           1,725,428
   6.875%, 5/15/06 .........................           2,160           2,223,115
                                                                     -----------
Total Debt Obligations
   (cost $21,192,820) ......................                          21,160,294
                                                                     -----------

SHORT-TERM
   INVESTMENT- 2.5%
TIME DEPOSIT-2.5%
State Street Euro Dollar
   6.00%, 7/03/00
   (amortized cost $709,000) ...............             709             709,000
                                                                     -----------
TOTAL INVESTMENTS-98.5%
   (cost $27,658,612) ......................                          28,074,149
Other assets
   less liabilities-1.5% ...................                             421,360
                                                                     -----------
NET ASSETS-100% ............................                         $28,495,509
                                                                     ===========

--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b) Securities, or portion thereof, with an aggregate market value of $1,561,668 have been segregated to collateralize forward exchange currency contracts.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally applied to qualified buyers. At June 30, 2000, the aggregate market value of this security amounted to $76,440 or 0.3% of net assets.

(d)   Treasury Inflation Protection Securities.

      Glossary:

      GDR - Global Depositary Receipt

      See Notes to Financial Statements.

CONSERVATIVE INVESTORS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investment in securities, at value (cost $27,658,612) ............................   $28,074,149
   Cash .............................................................................           486
   Foreign cash, at value (cost $167,996) ...........................................       167,200
   Dividends and interest receivable ................................................       276,115
                                                                                        -----------
   Total assets .....................................................................    28,517,950
                                                                                        -----------
LIABILITIES
   Advisory fee payable .............................................................         9,171
   Unrealized depreciation of forward exchange currency contracts ...................         2,489
   Accrued expenses .................................................................        10,781
                                                                                        -----------
   Total liabilities ................................................................        22,441
                                                                                        -----------
NET ASSETS ..........................................................................   $28,495,509
                                                                                        ===========
COMPOSITION OF NET ASSETS
   Capital stock, at par ............................................................   $     2,376
   Additional paid-in capital .......................................................    27,108,963
   Undistributed net investment income ..............................................       640,898
   Accumulated net realized gain on investments and foreign currency transactions ...       331,164
   Net unrealized appreciation of investments and foreign currency denominated
     assets and liabilities .........................................................       412,108
                                                                                        -----------
                                                                                        $28,495,509
                                                                                        ===========
Class A Shares
   Net assets .......................................................................   $28,495,509
                                                                                        ===========
   Shares of capital stock outstanding ..............................................     2,376,429
                                                                                        ===========
   Net asset value per share ........................................................   $     11.99
                                                                                        ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

CONSERVATIVE INVESTORS PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (unaudited)
                                          Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Interest ......................................................    $ 734,835
   Dividends (net of foreign tax withheld of $2,363) .............       34,917
                                                                      ---------
   Total investment income .......................................      769,752
                                                                      ---------
EXPENSES
   Advisory fee ..................................................      110,933
   Custodian .....................................................       49,242
   Administrative ................................................       31,500
   Audit and legal ...............................................        1,817
   Directors' fees ...............................................          582
   Printing ......................................................          563
   Transfer agency ...............................................          546
   Miscellaneous .................................................        1,912
                                                                      ---------
   Total expenses ................................................      197,095
   Less: expenses waived and reimbursed ..........................      (56,580)
                                                                      ---------
   Net expenses ..................................................      140,515
                                                                      ---------
   Net investment income .........................................      629,237
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
   Net realized gain on investment transactions ..................      482,708
   Net realized loss on foreign currency transactions ............     (117,674)
   Net change in unrealized appreciation/depreciation of:
     Investments .................................................     (417,172)
     Foreign currency denominated assets and liabilities .........       46,968
                                                                      ---------
   Net loss on investments and foreign currency transactions .....       (5,170)
                                                                      ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................    $ 624,067
                                                                      =========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

CONSERVATIVE INVESTORS PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                           Six Months Ended    Year Ended
                                                                             June 30, 2000    December 31,
                                                                              (unaudited)         1999
                                                                           ================   ============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ...............................................     $    629,237     $  1,355,255
   Net realized gain on investments and foreign currency transactions ..          365,034        2,282,151
   Net change in unrealized appreciation/depreciation of investments and
     foreign currency denominated assets and liabilities ...............         (370,204)      (1,957,517)
                                                                             ------------     ------------
   Net increase in net assets from operations ..........................          624,067        1,679,889
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ...........................................................       (1,303,934)      (1,308,187)
   Net realized gain on investments
     Class A ...........................................................       (2,307,441)      (1,740,989)
CAPITAL STOCK TRANSACTIONS
   Net decrease ........................................................         (202,900)      (4,285,668)
                                                                             ------------     ------------
   Total decrease ......................................................       (3,190,208)      (5,654,955)
NET ASSETS
   Beginning of period .................................................       31,685,717       37,340,672
                                                                             ------------     ------------
   End of period (including undistributed net investment income of
     $640,898 and $1,315,595, respectively) ............................     $ 28,495,509     $ 31,685,717
                                                                             ============     ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

CONSERVATIVE INVESTORS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Conservative Investors Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to achieve the highest total return without, in the view of Alliance, undue risk to principal. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund had no operations prior to November 28, 1990. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Fund currently issues shares of the Conservative Investors Portfolio, Growth Investors Portfolio, Total Return Portfolio, Growth and Income Portfolio, Growth Portfolio, International Portfolio, Premier Growth Portfolio, Quasar Portfolio, Real Estate Investment Portfolio, Technology Portfolio, Utility Income Portfolio, Worldwide Privatization Portfolio, Global Bond Portfolio, Global Dollar Government Portfolio, High-Yield Portfolio, North American Government Income Portfolio, Short-Term Multi-Market Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio (the "Portfolios"). On January 5, 1999, the creation of a second class of shares, Class B shares, was approved by the Board of Directors. The Fund offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan. As of June 30, 2000, the following Portfolios had Class B shares issued and outstanding: Growth and Income Portfolio, Growth Portfolio, Premier Growth Portfolio, Technology Portfolio, Global Bond Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio.

The Fund offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at each Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

Securities in which the Money Market Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

The Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and

                                          Alliance Variable Products Series Fund
================================================================================

settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income and in the case of the Money Market Portfolio, amortizes premium as well. Investment gains and losses are determined on the identified cost basis.

5. Dividends and Distributions

Each Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually, except for dividends on the Money Market Portfolio, which are declared daily and paid monthly. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .75% of the Portfolio's average daily net assets.

During the six months ended June 30, 2000, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 2000, the Portfolio received such waivers/reimbursements amounted to $56,580. Brokerage commissions paid on investment transactions for the six months ended June 30, 2000, amounted to $9,141, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended June 30, 2000, the Fund paid a total of $9,000 which was allocated evenly among the Portfolios.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolios have each adopted a Plan for Class B shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of each Portfolio's average daily net assets attributable to Class B shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolios are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for

CONSERVATIVE INVESTORS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

its distribution services with respect to the sale of each Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.
In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor with respect to the relevant Plan.

The Plan also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2000, were as follows:

Purchases:

Stocks and debt obligations .....................................   $ 3,468,062
U.S. government and agencies ....................................     9,710,812
Sales:
Stocks and debt obligations .....................................   $ 3,694,556
U.S. government and agencies ....................................    12,477,808

At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation ...................................   $ 1,039,169
Gross unrealized depreciation ...................................      (623,632)
                                                                    -----------
Net unrealized appreciation .....................................   $   415,537
                                                                    ===========

1. Forward Exchange Currency Contracts

All Portfolios (except for the Global Dollar Government Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio) may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolios may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

Each Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the respective portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure each Portfolio has in that particular currency contract.

                                          Alliance Variable Products Series Fund
================================================================================

At June 30, 2000, the Portfolio had outstanding forward exchange currency contracts as follows:

                                                   Contract     U.S. $ Value on        U.S. $          Unrealized
                                                    Amount        Origination         Current         Appreciation
                                                    (000)             Date             Value         (Depreciation)
                                                   ========     ===============       =======        ==============
Forward Exchange Currency Sale Contracts
Euro, settling 9/18/00 .................               608          $586,142          $582,946          $  3,196
Pound Sterling, settling 8/16/00 .......               320           485,151           484,777               374
Japanese Yen, settling 8/16/00 .........            44,161           413,729           419,788            (6,059)
                                                                                                        --------
                                                                                                        $ (2,489)
                                                                                                        ========

2. Option Transactions

For hedging and investment purposes, all Portfolios (except for the Money Market Portfolio) may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2000.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 20,000,000,000 shares of capital stock, $.001 par value per share of the Fund authorized divided into two classes, designated Class A and Class B. Each class consists of 10,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                   ---------------------------------     ----------------------------------
                                               Shares                                  Amount
                                   ---------------------------------     ----------------------------------
                                   Six Months Ended     Year Ended       Six Months Ended       Year Ended
                                    June 30, 2000      December 31,        June 30, 2000       December 31,
                                      (unaudited)          1999            (unaudited)             1999
                                   ================    =============     ================      ============
Class A
Shares sold ....................           36,882           198,340        $    480,733        $  2,679,220
Shares issued in reinvestment of
   dividends and distributions .          301,450           237,845           3,611,375           3,049,175
Shares redeemed ................         (320,755)         (739,222)         (4,295,008)        (10,014,063)
                                     ------------      ------------        ------------        ------------
Net increase (decrease) ........           17,577          (303,037)       $   (202,900)       $ (4,285,668)
                                     ============      ============        ============        ============

CONSERVATIVE INVESTORS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

NOTE F: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE G: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended June 30, 2000.

CONSERVATIVE INVESTORS PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                         -----------------------------------------------------------------------------------------
                                                                                 Class A
                                         -----------------------------------------------------------------------------------------
                                          Six Months
                                            Ended                                    Year Ended December 31,
                                         June 30, 2000      ======================================================================
                                          (unaudited)          1999           1998           1997           1996           1995
                                          ==========        ==========     ==========     ==========     ==========     ==========
Net asset value, beginning of period ..   $    13.43        $    14.03     $    13.10     $    12.07     $    11.76     $    10.07
                                          ----------        ----------     ----------     ----------     ----------     ----------
Income From Investment Operations
Net investment income (a)(b) ..........          .28               .53            .50            .48            .45            .51
Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions .......................          .02               .12           1.31            .86           (.01)          1.20
                                          ----------        ----------     ----------     ----------     ----------     ----------
Net increase in net asset value from
   operations .........................          .30               .65           1.81           1.34            .44           1.71
                                          ----------        ----------     ----------     ----------     ----------     ----------
Less: Dividends and Distributions
Dividends from net investment income ..         (.63)             (.54)          (.38)          (.31)          (.09)          (.02)
Distributions from net realized gains .        (1.11)             (.71)          (.50)            -0-          (.04)            -0-
                                          ----------        ----------     ----------     ----------     ----------     ----------
Total dividends and distributions .....        (1.74)            (1.25)          (.88)          (.31)          (.13)          (.02)
                                          ----------        ----------     ----------     ----------     ----------     ----------
Net asset value, end of period ........   $    11.99        $    13.43     $    14.03     $    13.10     $    12.07     $    11.76
                                          ==========        ==========     ==========     ==========     ==========     ==========
Total Return
Total investment return based on
   net asset value (c) ................         2.18%             5.04%         14.20%         11.22%          3.79%         16.99%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ....................   $   28,496        $   31,686     $   37,341     $   30,196     $   21,729     $    7,420
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ...................          .95%(d)           .95%           .90%           .95%           .95%           .95%
   Expenses, before waivers and
     reimbursements ...................         1.33%(d)          1.18%          1.19%          1.33%          1.40%          4.25%
   Net investment income (a) ..........         4.25%(d)          3.92%          3.69%          3.85%          3.93%          4.65%
Portfolio turnover rate ...............           47%              103%           123%           209%           211%            61%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

                                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Andrew Aran, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Gregory Dube, Senior Vice President
Alfred L. Harrison, Senior Vice President
Nelson Jantzen, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Peter Anastos, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Nicholas D.P. Carn, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Vicki L. Fuller, Vice President
F. Jeanne Goetz, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Paul C. Rissman, Vice President
Tyler J. Smith, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue New
York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

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